Annual Total Returns [BarChart] - Longleaf Partners Global Fund - Longleaf Partners Global Fund	May 01, 2021
Bar Chart Table:
Annual Return 2013	28.40%
Annual Return 2014	(5.98%)
Annual Return 2015	(13.76%)
Annual Return 2016	20.43%
Annual Return 2017	26.33%
Annual Return 2018	(16.16%)
Annual Return 2019	20.38%
Annual Return 2020	3.57%